Income Taxes (Details Narrative) - USD ($)	3 Months Ended		4 Months Ended	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Jun. 30, 2026	Jun. 30, 2025
Effective Income Tax Rate Reconciliation [Line Items]
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount			$ 14,355
Income tax expense	$ 55,741,000			$ 55,741,000
Effective Income Tax Rate Reconciliation, Other Adjustments, Percent	288.70%			238.00%
Income tax expense, rate			21.00%	21.00%
Income Tax Jurisdiction, Foreign [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carry forward			$ 400
Income Tax Jurisdiction, Domestic State and Local [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carry forward			$ 400